Equity - Own shares - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) £ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) £ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2025 £ / shares	Jun. 30, 2025 USD ($) shares	Sep. 26, 2024 shares
Disclosure of reserves within equity [line items]
Share capital	$ 887	$ 887	$ 898	$ 898		$ 887
Number of shares authorised to be repurchased (in shares) | shares							222,316,603
Repurchase of shares percentage of market value per share to be paid upon purchase							105.00%
Par value of shares authorised to be repurchased (in GBP per share) | £ / shares					£ 0.28935
Share buyback programme | Diageo Plc
Disclosure of reserves within equity [line items]
Number of shares purchased - share buyback programme (in shares) | shares		28,000,000		38,000,000
Purchase of own shares percentage of issued ordinary share capital		1.10%		1.50%
Purchase of own shares		$ 987		$ 1,673
Weighted average share price per share | (per share)	$ 29.18	$ 36.44	$ 36.16	$ 43.82
Transaction costs				$ 16
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares	3,000,000	3,000,000	3,000,000	3,000,000		3,000,000
Share capital	$ 66	$ 66	$ 66	$ 66		$ 62
Market value of shares outstanding	$ 97	$ 97	$ 127	$ 127		$ 73